INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2014
INCOME TAXES
Schedule of provision (credit) for income tax
	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Current
- PRC income tax expenses	$4,452,076	$4,708,274	$7,863,965
Deferred
- PRC income tax expenses	(295,626)	(607,182)	(1,184,211)

Total	$4,156,450	$4,101,092	$6,679,754

Schedule of significant components of the deferred tax assets and liabilities
	As of	As of
	February 28,	February 28,
	2013	2014
Current deferred tax assets:
Accrued payroll	$2,229,548	$3,294,481
Accrued expenses	—	244,109
Unrealized loss on available-for-sale securities	100,934	—
Less: valuation allowance	(70,036)	(257,527)

Current deferred tax assets, net	2,260,446	3,281,063

Non-current deferred tax assets:
Property and equipment	262,039	50,236
Intangible assets	286,756	303,779
Accrued expenses	—	203,424
Tax losses carry-forward deferred tax assets	504,853	1,102,903
Less: valuation allowance	(515,184)	(1,104,814)

Non-current deferred tax assets, net	538,464	555,528

Current deferred tax liabilities:
Accrued ADR income	—	62,100

Current deferred tax liabilities	—	62,100

Non-current deferred tax liabilities:
Intangible assets	36,845	32,344
Other	62,100	—

Non-current deferred tax liabilities	$98,945	$32,344

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision for income tax
	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Net income before provision for income tax	$28,470,103	$37,541,158	$67,285,526
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	7,117,526	9,385,290	16,821,382
Expenses not deductible	586,348	357,334	190,816
Effect of income tax exemptions	(4,752,840)	(7,070,722)	(13,042,518)
Effect of income tax rate difference in other jurisdictions	670,220	1,704,671	1,932,953
Change in valuation allowance	535,196	(275,481)	777,121

Provision for income tax	$4,156,450	$4,101,092	$6,679,754

Schedule of the increase in income tax expenses and net income per share amounts if Xueersi Education, Yidu Huida, TAL Beijing and Beijing Xintang Sichuang were not in a tax holiday period
	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Increase in income tax expenses	$4,752,840	$7,070,722	$13,042,518
Net income per common share-basic	$0.13	$0.17	$0.30
Net income per common share-diluted	$0.13	$0.17	$0.30